Supplemental Financial Information - Revenue Composition (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Principal Transaction Revenue [Line Items]
Goods	$ 4,346	$ 4,170	$ 4,392
Patents and licenses	12	24	10
Revenue	$ 4,358	$ 4,194	$ 4,402